Common Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common shares, beginning of period	136,122,780	95,422,778
Public offering		16,869,000
Conversion and redemption of convertible debentures	24,991,784	15,300,824
Conversion of subscription receipts	26,380,750	8,523,000
Issuance of shares under the dividend reinvestment and employee share purchase plans	1,268,172	7,178
Common shares, end of period	188,763,486	136,122,780